Pension and Other Employee Benefit Plans - Additional Information (Detail) (JPY ¥)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plans, costs recognized in respect of contributions to the plans	¥ 2,487,000,000	¥ 1,968,000,000	¥ 2,129,000,000
Amounts in accumulated other comprehensive income (loss) expected to be amortized as prior service cost or benefit over the next fiscal year	195,000,000
Amounts in accumulated other comprehensive income (loss) expected to be amortized as actuarial loss over the next fiscal year	137,000,000
Total benefit obligations of group, decrease	(110,744,000,000)
Pension plan, contribution expected to be paid during the next fiscal year	¥ 49,000,000,000